INTERNATIONAL FINANCING PROGRAMS	12 Months Ended
Dec. 31, 2019
INTERNATIONAL FINANCING PROGRAMS
INTERNATIONAL FINANCING PROGRAMS

28.    INTERNATIONAL FINANCING PROGRAMS

Banco Supervielle S.A. keeps active the following agreements: 1) A Foreign Trade Credit Facility Program with Inter-American Development Bank (IDB), whose line amounts to USD 20,000,000 (USD 20 million) and 2) A Global Financial Exchange Program with the International Finance Corporation (IFC), whose line amounts to USD 30,000,000 (thirty million US dollars).

On the other hand, the FMO, a Netherlands Development Finance Company, and Proparco, an AFD (Agence Francaise de Développement) subsidiary, granted to the Bank on September a non-guaranteed senior sindicated loan of USD 80,000,000 (eighty million US dollars) for a period of three years and with an interest rate of Libor + 3.40%. The funds received were quickly placed among the SME clients of our portfolio that work in regional export economies in various sectors.

It should be noted that these agreements are subject to compliance with certain financial covenants, certain obligations to do and not to do, as well as certain information requirements.

As of December 31, 2019, the Bank was not in compliance with the non-performing loans ratio and the coverage ratio of the IDB facility which generates a potential breach of the loan agreements with the FMO and Proparco by the cross default clauses included in those contracts. This breach would enable the aforementioned agencies to accelerate the payment of the loans for an amount of $7,167 millions as of December 31, 2019.

Consequently, on January 29, 2020, the Bank began the process to obtain a waiver with the IDB, which was obtained on February 18, 2020, by virtue of which the IDB waived its right to accelerate the debt due to non-compliance with the ratios of non-performing loans and coverage for the period from October 1, 2019 to December 31, 2019. Also on April 16, 2020,  it requested a new waiver from the IDB, which was obtained on April 30, 2020, extending the aforementioned terms until May 31, 2020.